Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Sales, net	$ 548,970	$ 644,769	$ 669,893
Selling, marketing, general and administrative expenses:
Selling and marketing	32,861	31,754	39,495
Advertising	5,681	4,902	6,527
General and administrative	52,813	56,757	43,949
Settlements and loss contingencies	558,924		(3,678)
Total selling, marketing, general and administrative expenses	650,279	93,413	86,293
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	1,363	725	256
Income in respect of deposits	(2,432)	(11,714)	(14,107)
Interest from marketable securities	(19,105)	(22,655)	(19,691)
Foreign currency transaction (loss) gain	365	(14,838)	(25,309)
Total financial (income) expenses	$ (19,809)	$ (48,482)	$ (58,851)